Prepaid expenses or other current assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses or other current assets	Prepaid expenses or other current assets
Prepaid expenses or other current assets consist of the following:

	December 31,
	2021	2022

Receivables from government authorities	$1,029	$1,047
Prepaid expenses	2,264	2,416
Fair value of future hedging transactions	161	—
Contingent consideration held in escrow	3,800	1,900
Rent deposits	593	1,088
Other	—	177
Total prepaid expenses and other current assets	$7,847	$6,628